March 10, 2000

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-5 (File No. 33-71746)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Life Separate Account VA-5 ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: American Century VP Capital Appreciation, Federated American Leaders Fund II, Federated Fund For U.S. Government Securities II, INVESCO VIF - High Yield Fund, INVESCO VIF - Industrial Income Fund, INVESCO VIF - Total Return Fund, Janus Aspen Growth Portfolio, Lexington Emerging Markets Fund, Schwab Money Market Portfolio, SteinRoe Small Company Growth Fund, Variable Series and Strong Discovery Fund II.

These annual reports are for the period ending December 31, 1999, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink, Esq.

Enclosure


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---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
       Entity                       Fund                  File No.     Date Filed        Accession No.         CIK No.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
American Century  VP   Capital Appreciation               811-5188      2-17-2000   0000814680-00-000001        814680
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Federated Insurance    Federated American Leaders         811-8042      2-14-2000   0000912577-00-000004        912577
Series                 Fund II/ Federated Fund for
                       U.S. Government Securities II
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
INVESCO VIF            High Yield/Industrial Income       811-08038     2-28-2000   0000912744-00-000006        912744
                       /Total Return
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Janus Aspen Series     Growth                             811-07736     2-25-2000   0001012709-00-000241        906185
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Lexington Emerging     Lexington Emerging Markets Fund    811-8250      2-29-2000   0000950130-00-00909         916764
Markets Fund, Inc.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Schwab Annuity         Schwab Money Market                811-08314     3-1-2000    0000912057-00-009120        918266
Portfolios
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
SteinRoe Variable      Stein Roe Small Company Growth     811-05199     11-19-99    0000891804-99-002339        815425
Investment Trust       Fund, Variable Series
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Strong Discovery       Strong Discovery Fund II           811-6553      3-10-2000   0000912057-00-010844        912057
Fund II, Inc.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------



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